COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

September 1, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)
Columbia Bond Fund
Columbia Corporate Income Fund
Columbia Intermediate Bond Fund
Columbia Multi-Asset Income Fund
Columbia Small Cap Value Fund I
Columbia U.S. Treasury Index Fund
Post-Effective Amendment No. 236
File Nos. 002-99356 /811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 236 (Amendment). This Amendment was filed electronically on August 26, 2015.

If you have any questions regarding this filing, please contact either me at (212) 850-1703 or Teresa Lirio at (617) 385-9537.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I